Consolidated Statements of Cash Flows - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Cash flow from operating activities:
Net income (loss)	$ (20,484)	$ (79,513)	$ 2,356	$ (6,282)	$ (103,679)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	75,707	56,840	124,147	95,463	79,183
Share-based compensation expense	29,817	17,020	19,899	2,235	2,315
Deferred income tax benefit	(10,023)	23	(19,838)	(5,927)	(4,408)
Net (gain) loss on asset disposals	(3,717)	(3,487)	(23,087)	6,500	12,419
Goodwill impairment			0		68,202
Net (gain) loss on debt financings		(6,926)	(9,877)		2,989
Other	129	1,185	(1,629)	(957)	(1,098)
Decrease (increase) in operating assets, net of acquisitions:
Accounts receivable, net	(55,489)	(21,535)	3,852	(10,366)	9,884
Inventories	(27,948)	(16,555)	4,275	(3,735)	499
Costs and estimated earnings in excess of billings	(24,542)	(14,505)	6,604	1,359	196
Other current assets	(2,646)	(2,779)	11,438	(3,997)	(453)
Other assets	(367)	53	(1,369)	4,767	(1,708)
Decrease (increase) in operating assets, net of acquisitions:
Accounts payable	9,682	3,105	(4,241)	(6,455)	4,067
Accrued expenses	10,326	(11,161)	(14,354)	13,311	(742)
Billings in excess of costs and estimated earnings	(3,523)	(875)	1,313	(305)	1,998
Other liabilities	(3,422)	(1,114)	(1,286)	(6,373)	(3,252)
Net cash used in operating activities	(26,500)	(80,224)	98,203	79,238	66,412
Cash flow from investing activities:
Acquisitions, net of cash acquired	(296,664)	(15,863)	(510,017)	(397,854)	(61,601)
Purchases of property, plant and equipment	(91,669)	(43,379)	(88,950)	(76,162)	(65,999)
Proceeds from the sale of property, plant and equipment	9,442	6,039	13,110	13,366	16,085
Other	1,500	610	1,510	(630)
Net cash used for investing activities	(377,391)	(52,593)	(584,347)	(461,280)	(111,515)
Cash flow from financing activities:
Capital issuance costs	(136)	(9,373)	(12,930)
Capital contributions by member	113	397,975	507,766	27,617
Proceeds from debt issuances	321,000	242,000	1,748,875	762,250	234,681
Debt issuance costs	(5,110)	(5,130)	(14,246)	(9,085)	(3,864)
Payments on debt	(63,676)	(469,628)	(1,505,486)	(389,270)	(188,424)
Payments on acquisition-related liabilities	(23,162)	(11,970)	(18,056)	(10,935)	(9,801)
Distributions from partnership	(2,873)	(11,842)	(46,603)
Other				(88)	(3)
Net cash provided by financing activities	226,156	132,032	659,320	380,489	32,589
Impact of cash on foreign currency	498	140	(1,003)	(149)
Net increase (decrease) in cash	(177,237)	(645)	172,173	(1,702)	(12,514)
Cash and cash equivalents-beginning of period	$ 185,388	$ 13,215	13,215	14,917	27,431
Cash and cash equivalents-end of period			$ 185,388	$ 13,215	$ 14,917